DESCRIPTION OF THE COMPANY	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
DESCRIPTION OF THE COMPANY

Note 1 – Description of Organization and Business Operations

Stardust Power Inc. formerly known as Global Partner Acquisition Corp II was incorporated under the laws of the Cayman Islands as an exempted company on November 3, 2020. Together with its wholly owned subsidiaries First Merger Sub and Second Merger Sub, both incorporated or formed in Delaware in November 2023, the Company was formed for the purpose of effecting a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the “Securities Act,” as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

Domestication and Mergers

As previously announced, GPAC II, a Cayman Islands exempted company, entered into that certain Business Combination Agreement pursuant to which on July 8, 2024 (the “Closing Date”), prior to the consummation of the Mergers (as defined below) contemplated by the Business Combination Agreement, and upon receipt of Supermajority Acquiror Shareholder Approval (as defined therein), GPAC II domesticated as a Delaware corporation (the “Domestication”) in accordance with Section 388 of the Delaware General Corporation Law and Sections 206 to 209 of the Companies Act (As Revised) of the Cayman Islands.

Prior to the Domestication, each GPAC II Class B ordinary share, par value $0.0001 per share (the “Class B Ordinary Share”), outstanding was converted into one (1) GPAC II Class A ordinary share, par value $0.0001 per share (the “Class A Ordinary Share” or “Public Share,” and together with Class B Ordinary Shares, the “GPAC II Ordinary Shares”), in accordance with GPAC II’s amended and restated memorandum and articles of association (the “Articles of Association”) and as set forth in the Sponsor Letter Agreement, dated as of January 11, 2021, as amended by that certain Letter Agreement Amendment, dated as of January 13, 2023, by and among Global Partner Sponsor II, LLC (the “Sponsor”), GPAC II, and GPAC II executive officers and directors (the “Class B Ordinary Share conversion”). In connection with the Domestication, (i) each Class A Ordinary Share outstanding immediately prior to the effective time of the Domestication and following the Class B Ordinary Share conversion was converted into one share of GPAC II common stock, par value $0.0001 per share (the “GPAC II Common Stock”) and (ii) each then-issued and outstanding whole warrant exercisable for one Class A Ordinary Share was converted into a warrant exercisable for one share of GPAC II Common Stock at an exercise price of $11.50 per share on the terms and conditions set forth in the Warrant Agreement, dated as of January 11, 2021, by and between GPAC II and Continental Stock Transfer & Trust Company, as warrant agent (as amended or amended and restated from time to time). In connection with clauses (i) and (ii) of this paragraph, each issued and outstanding unit of GPAC II that has not been previously separated into the underlying Class A Ordinary Shares and the underlying GPAC II warrants was cancelled, entitling the holder thereof to one share of GPAC II Common Stock and one-sixth of one GPAC II warrant.

The Business Combination Agreement provided for, among other things, the following, all of which occurred on July 8, 2024: (i) the Domestication, (ii) following the Domestication, First Merger Sub merged with and into Stardust Power, with Stardust Power being the surviving company (also referred to herein as the “Combined Company”) in the merger (the “First Merger”) and, (iii) immediately following the First Merger, and as part of the same overall transaction as the First Merger, Stardust Power merged with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Merger Sub II being the surviving company of the Second Merger (Merger Sub II, in its capacity as the surviving company of the Second Merger, the “Surviving Company”), and as a result of which the Surviving Company became a wholly-owned subsidiary of GPAC II. At Closing, (i) the Sponsor forfeited an aggregate of 3,500,000 GPAC II Ordinary Shares, (ii) reissued 127,777 GPAC II Ordinary Shares as Class A Ordinary Shares to certain GPAC II investors who agreed not to redeem their respective shares of Class A Ordinary Shares in connection with GPAC II’s extraordinary general meeting of shareholders held on January 9, 2024, (iii) issued 1,077,541 shares of GPAC II Common Stock to a large institutional investor and two other investors (the “PIPE Investors”) pursuant to subscription agreements that were entered into on June 20, 2024 (the “PIPE Subscription Agreements”), and (iv) GPAC II changed its name to “Stardust Power Inc.” Following Closing, Common Stock, par value $0.0001 per share (“Combined Company Common Stock”), and warrants (the “Warrants”) trade on the Nasdaq Global Market (“Nasdaq”) under the new symbols “SDST” and “SDSTW,” respectively. At Closing, in connection with the Transactions, GPAC II and certain holders of Combined Company Common Stock (as defined below) (the “Stardust Power Stockholders”) entered into a Stockholder Agreement, a Registration Rights Agreement and a Lock-Up Agreement, each in form and in substance that became effective upon the Closing.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, each share of Common Stock (including Common Stock issued in connection with the Stardust Power SAFE Conversion), issued and outstanding immediately prior to the First Effective Time other than any Cancelled Shares and Dissenting Shares were converted into the right to receive the applicable Per Share Consideration. The total consideration paid at Closing to the selling parties in connection with the Business Combination Agreement was based on an enterprise value of $447,500,000 (excluding a $50 million earnout, based upon an assumed price of $10 per share, payable upon achievement of certain milestones), subject to certain adjustments as set forth in the Business Combination Agreement, including with respect to certain transaction expenses and the cash and debt of Stardust Power.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, (i) each outstanding Company Option (as defined in the Business Combination Agreement), whether vested or unvested, has converted into an option to purchase a number of shares of GPAC II Common Stock equal to the number of shares of GPAC II Common Stock subject to such Company Option immediately prior to the First Effective Time multiplied by the Per Share Consideration at an exercise price per share equal to the exercise price per share of Common Stock divided by the Per Share Consideration, subject to certain adjustments and (ii) each share of Company Restricted Stock (as defined in the Business Combination Agreement) outstanding immediately prior to the First Effective Time has converted into a number of shares of GPAC II Common Stock equal to the number of shares of Common Stock subject to such Company Restricted Stock multiplied by the Per Share Consideration. Except as provided in the Business Combination Agreement, the terms and conditions (including vesting and exercisability terms, as applicable) have continued after Closing as were applicable to the corresponding former Company Option and Company Restricted Stock, as applicable, immediately prior to the First Effective Time.

The accompanying unaudited condensed consolidated financial statements reflect the accounts and activities of only GPAC II, First Merger Sub, and Second Merger Sub, as of June 30, 2024, prior to the closing date.

All dollar amounts are rounded to the nearest thousand dollars.

Business Prior to the Business Combination

Prior to the Business Combination, GPAC II had two wholly owned subsidiaries which were formed on November 3, 2020, First Merger Sub and Second Merger Sub.

All activity for the period from November 3, 2020 (inception) through June 30, 2024 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination and consummating the acquisition of Stardust Power. The Company did not generate any operating revenues prior to completing its Business Combination. During the fiscal quarter, the Company generated non-operating income in the form of interest income from the proceeds derived from the Public Offering.

In January 2023, the shareholders of the Company (the “shareholders”) took various actions and the Company entered into various agreements resulting in a change of control of the Company, redemption of approximately 87% of its Class A Ordinary Shares, an extension of the date to complete a Business Combination and certain additional financing and other matters as discussed in further detail in the Form 10-K Annual Report filed on March 19, 2024 (the “Form 10-K”), the amended report on Form 10-K/A filed on April 22, 2024 amending the Form 10-K (the “Form 10-K/A”, and together with Form 10-K, the “Annual Report”), and the Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on January 18, 2023.

On January 9, 2024, in connection with the 2024 Extension Meeting (as defined below), there was a further extension of the date to complete a business combination resulting in a new date upon which the Company must complete a Business Combination (the “New Termination Date”), as well as shareholder redemptions of 2,137,134 Class A Ordinary Shares for approximately $23,615,000 and non redemption agreements with holders of 1,503,254 Class A Ordinary Shares in exchange for the transfer of 127,777 Class B ordinary shares, par value $0.0001 per share (the “Class B Ordinary Shares” and together with Class A Ordinary Shares, the “Ordinary Shares”), following the conversion of 7,400,000 Class B Ordinary Shares into Class A Ordinary Shares, and the increase in the amount available to the Company under the extension promissory notes among other items, as discussed in various notes below regarding the 2024 Extension Meeting and as described in the Form 8-K filed with the SEC on January 16, 2024 and April 8, 2024.

On April 5, 2024, the Sponsor converted 7,400,000 Class B Ordinary Shares into Class A Ordinary Shares, on a one-for-one basis. The Sponsor waived any right to receive funds from the Company’s Trust Account with respect to the Class A Ordinary Shares received upon such conversion and acknowledged that such shares will be subject to all of the restrictions applicable to the Class B Ordinary Shares under the terms of that certain letter agreement, dated as of January 11, 2021, by and among the Company and its officers, its directors and the Sponsor (as amended). Following the conversion, the Company had a total of 9,194,585 Class A Ordinary Shares and 100,000 Class B Ordinary Shares outstanding.

On April 24, 2024, the Company, First Merger Sub, Second Merger Sub, and Stardust Power, entered into Amendment No. 1 (the “Amendment”) to that certain Business Combination Agreement, dated November 21, 2023, (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), to, among other things, (i) amend the definition of “Equity Value” and (ii) amend the definition of “Alternative Financing.” Other than the terms of the Amendment, all the terms, covenants, agreements, and conditions of the Business Combination Agreement remain in full force and effect in accordance with its original terms.

On May 24, 2024, GPAC II filed a definitive proxy statement/prospectus (the “Definitive Proxy Statement”) for the solicitation of proxies in connection with a special meeting (the “Special Meeting”) of GPAC II shareholders, to vote upon, among other things, a proposal to adopt and approve that certain Business Combination Agreement.

On June 20, 2024, GPAC II, First Merger Sub, Second Merger Sub, and Stardust Power entered into Amendment No. 2 to the Business Combination Agreement to (i) amend the definition of “Sponsor Loans Settlement” to provide that Global Partner Sponsor II LLC shall waive any entitlement to the 1,709,570 additional private placement warrants it would otherwise be entitled to with respect to the conversion of the $2,564,355 of Sponsor Loans incurred prior to October 3, 2023 and (ii) amend the definition of “Enterprise Value” to mean $447.5 million, which reflects a $2,500,000 reduction from the prior value. Other than the terms of Amendment No. 2, all of the terms, covenants, agreements, and conditions of the Business Combination Agreement remained in full force and effect in accordance with its original terms. Additionally, on June 20, 2024, GPAC II entered into PIPE Subscription Agreements with PIPE Investors pursuant to which the PIPE Investors agreed to purchase in a private placement, 1,077,541 shares of GPAC II common stock at a price of $9.35 per share, for an aggregate commitment amount of $10,075,000 (the “PIPE Investment”). The PIPE Subscription Agreements provided, among other things, that the PIPE Investment were conditioned upon the consummation of the transactions contemplated by the Business Combination Agreement. In connection with the negotiation of the PIPE Subscription Agreement, GPAC II and Stardust Power did not intend to draw down in excess of $3 million, if at all, on the commitments under the existing Financing Commitment and Equity Line of Credit Agreement between Stardust Power and the large institutional investor in the PIPE Investment, which provided Stardust Power an option to issue additional Common Stock to such investor. The purpose of the PIPE Investment was to raise additional capital for use by the Company following the consummation of the transactions contemplated by the Business Combination.

On June 27, 2024, the Company held its Special Meeting where, among other things, the proposal to adopt that certain Business Combination Agreement was approved.

Trust Account:

The funds in the Trust Account can only be invested in cash or U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940. On January 11, 2023, the Company liquidated the U.S. government treasury obligations or money market funds held in the Trust Account. Funds will remain in the Trust Account until the earlier of (i) the consummation of its initial Business Combination or (ii) the distribution of the Trust Account as described below. The remaining funds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisition targets, legal and accounting fees related to regulatory reporting obligations, payment for services of investment professionals and support services, continued listing fees and continuing general and administrative expenses.

The Company’s amended and restated memorandum and articles of association provided that, other than the withdrawal of interest to pay tax obligations, if any, less up to $100,000 of interest to pay dissolution expenses, none of the funds held in trust will be released until the earliest of (a) the completion of the initial Business Combination, (b) the redemption of any Class A Ordinary Shares that are not subject to all the restrictions applicable to Class B Ordinary Shares under the terms of that certain letter agreement, dated as of January 11, 2021, by and among the Company and its officers, its directors and the Sponsor (as amended) properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum of association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination by the date by which the Company is required to consummate a business combination pursuant to the amended and restated memorandum and articles of association, July 14, 2024 if extended per below (previously January 14, 2023 and then January 14, 2024 as discussed below) (the “Termination Date”), or (ii) with respect to any other provision relating to shareholders’ rights or pre-Business Combination activity, and (c) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination by the Termination Date, subject to applicable law, which includes the extended time that the Company has to consummate a Business Combination beyond the Termination Date as a result of a shareholder vote to amend the Company’s amended and restated articles of incorporation. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of holders of Public Shares.

On January 11, 2023, the Company’s shareholders voted to extend the date by which the Company has to consummate a Business Combination from January 14, 2023 to April 23, 2023 and to allow the Company, without another shareholder vote, to elect to extend the date to consummate a Business Combination on a monthly basis for up to nine times by an additional one month each time up until the Termination Date of January 14, 2024. Upon each of the nine one-month extensions, the Sponsor or one or more of its affiliates, members or third-party designees may contribute to the Company $150,000 as a loan to be deposited into the Trust Account. During the year ended on December 31, 2023 the board of directors of the Company approved (i) one-month extensions of the Termination Date in from April through December, resulting in a new Termination Date of January 14, 2024, and (ii) draws of an aggregate of $1,800,000 pursuant to the Extension Promissory Note - related party (as defined below) to fund the extensions.

On January 9, 2024, the Company held the extraordinary general meeting of shareholders of the Company (the “2024 Extension Meeting”) to amend (the “2024 Articles Amendment”), by way of special resolution, the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate a Business Combination until the New Termination Date for a total of an additional six months after January 14, 2024, unless the closing of a Business Combination shall have occurred prior thereto (collectively, the “2024 Extension Amendment Proposal”); to eliminate, by way of special resolution, from the amended and restated memorandum and articles of association the limitation that GPAC II may not redeem Class A Ordinary Shares to the extent that such redemption would result in GPAC II having net tangible assets of less than $5,000,001 (the “Redemption Limitation”) in order to allow the Company to redeem Public Shares irrespective of whether such redemption would exceed the Redemption Limitation (the “Redemption Limitation Amendment Proposal”); to provide, by way of special resolution, that Public Shares may be issued to the Sponsor by way of conversion of Class B Ordinary Shares, into Public Shares, despite the restriction on issuance of additional Public Shares (the “Founder Conversion Amendment Proposal” and together with the 2024 Extension Amendment Proposal and Redemption Limitation Amendment Proposal, the “Proposals”); and, if required an adjournment proposal to adjourn, by way of ordinary resolution, the 2024 Extension Meeting to a later date or dates, if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the 2024 Extension Meeting, there are insufficient Ordinary Shares at the 2024 Extension Meeting to approve the Proposals, or (ii) where the board of directors of the Company has determined it is otherwise necessary (the “Adjournment Proposal”). The shareholders of the Company approved the Proposals at the 2024 Extension Meeting and on January 11, 2024, the Company filed the 2024 Articles Amendment with the Registrar of Companies of the Cayman Islands.

On January 9, 2024 and in connection with the 2024 Extension Meeting to approve the 2024 Extension Amendment Proposal, the Company’s Sponsor entered into non-redemption agreements (the “Non-Redemption Agreements”) with several unaffiliated third parties, pursuant to which such third parties agreed not to redeem (or to validly rescind any redemption requests on) an aggregate of 1,503,254 Class A Ordinary Shares of the Company in connection with the 2024 Extension Amendment Proposal. In exchange for the foregoing commitments not to redeem such Class A Ordinary Shares of the Company, the Sponsor agreed to transfer or cause to be issued for no consideration, an aggregate of 127,777 Ordinary Shares and simultaneous forfeiture of 127,777 Ordinary Shares in connection with the Company’s completion of its initial Business Combination.

In connection with the Business Combination, at the Special Meeting on June 27, 2024, holders of 1,660,035 Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $11.38 per share, for an aggregate redemption amount of $18,893,209. Following such redemptions, 134,550 Class A Ordinary Shares held by shareholders other than the Sponsor, remain outstanding, representing $1,531,342 cash in trust. Subsequently on July 3, 2024 holders of 2,877 GPAC II Class A Ordinary Shares reversed their redemptions, resulting in a total of 137,427 GPAC II Class A Ordinary Shares outstanding as of July 3, 2024.

Going Concern:

At June 30, 2024, the Company had approximately $0 in cash and approximately $11,389,000 in working capital deficit. The Company has incurred significant costs and expects to continue to incur additional costs in pursuit of its Business Combination. Until June 30, 2024, and through the closing date, the Company used the funds from Sponsor loans in connection with consummating the Business Combination with Stardust.

Upon completion of the Business Combination with Stardust Power Inc. on July 8, 2024, the Company’s consolidated cash balance increased due to the PIPE investments of $10,075,000, and $1,481,835 of trust account proceeds, net of redemptions and related fees. The combined company is also required to make various payments including SPAC transaction costs incurred upon the close of the Business Combination.

As of the date on which these unaudited condensed consolidated financial statements were available to be issued, we believe that the cash on hand and additional investments obtained through the Business Combination will be inadequate to satisfy Company’s working capital and capital expenditure requirements for at least the next twelve months. The ability of the Company to continue as a going concern is dependent upon management’s plan to raise additional capital from issuance of equity or receive additional borrowings to fund the Company’s operating and investing activities over the next year. These unaudited condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1 – Description of Organization and Business Operations

Global Partner Acquisition Corp II was incorporated under the laws of the Cayman Islands as an exempted company on November 3, 2020. Together with its wholly owned subsidiaries Strike Merger Sub I, Inc. and Strike Merger Sub II, LLC., both incorporated or formed in Delaware in November 2023 (collectively the “Company” and “GPAC II”), the Company was formed for the purpose of effecting a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the “Securities Act,” as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from November 3, 2020 (inception) to December 31, 2023 relates to the Company’s formation and the initial public offering (the “Public Offering”) described below and, subsequent to the Public Offering, identifying and completing a suitable Business Combination. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Public Offering.

In January 2023, the shareholders of the Company took various actions and the Company entered into various agreements resulting in a change of control of the Company, redemption of approximately 87% of its Class A ordinary shares, par value $0.0001 per share (the “Class A ordinary shares”), an extension of the date to complete a Business Combination and certain additional financing and other matters as discussed in further detail in the Form 10-K Annual Report filed on March 31, 2023 (the “Annual Report”), and the Form 8-K filed on January 18, 2023, with the Securities and Exchange Commission (the “SEC”) as well as throughout these notes to the consolidated financial statements.

Subsequent to December 31, 2023, there was a further extension of time to complete a business combination and further redemptions and other matters as discussed in various notes below regarding the 2024 Extension Meeting and as described in the Form 8-K filed with the SEC on January 16, 2024.

All dollar amounts are rounded to the nearest thousand dollars.

Sponsor and Public Offering:

The Company’s sponsor is Global Partner Sponsor II LLC, a Delaware limited liability company (the “Sponsor”). The Company intends to finance a Business Combination with unredeemed proceeds from the $300,000,000 Public Offering (see Note 3 and below) and a $8,350,000 private placement (see Note 4). Upon the closing of the Public Offering and the private placement, $300,000,000 was deposited in a trust account (the “Trust Account”) at closing on January 14, 2021.

In January 2023, the following material transactions, among others, changed the control over and resources of the Company, all as further discussed in these notes to financial statements, as follows:

1.	On January 11, 2023, the Company held an Extension Meeting of its shareholders in which the shareholders approved the proposal to amend the Company’s amended and restated memorandum and articles of association (the “Extension Amendment Proposal”) to extend the date required to complete a Business Combination (as described further in Business Combination below). In connection with the vote to approve the Extension Amendment Proposal the holders of 26,068,281 Class A ordinary shares of the Company exercised their right to redeem their shares for cash at a redemption price of approximately $10.167 per share for an aggregate redemption amount of approximately $265,050,000 resulting in 3,931,719 Class A ordinary shares remaining outstanding.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

2.	On January 13, 2023, the Company, entered into an Investment Agreement (the “Investment Agreement”) with the Sponsor and Endurance Global Partner II, LLC, a Delaware limited liability company (the “Investor”), pursuant to which the Investor agreed to contribute to the Sponsor an aggregate amount in cash equal to up to $3,000,000, which amount is being loaned to the Company in accordance with the January 13, 2023 Promissory Note (as defined below), in consideration for which, the Sponsor issued to the Investor interests in certain equity securities of the Company.

3.	Pursuant to the Investment Agreement, the Sponsor transferred control of the Sponsor to affiliates of Antarctica Capital Partners LLC.

4.	Pursuant to the Investment Agreement, the Sponsor has agreed to lend to the Company the funds required to pay expenses incurred by the Company and reasonably related to the costs and expenses of facilitating the extension of the term of the Company.

5.	Further, on January 13, 2023, Paul J. Zepf, Pano Anthos, Andrew Cook, James McCann and Jay Ripley tendered their resignations as directors of the Company. Additionally, Paul J. Zepf and David Apseloff resigned as officers of the Company. There was no known disagreement with any of the outgoing directors or officers on any matter relating to the Company’s operations, policies or practices.

6.	The Company made settlements and received releases from several creditors in exchange for cash payments made resulting in the reduction of approximately $2,961,000 of accrued liabilities which is reflected as a credit to operating expenses in the accompanying consolidated statements of operations.

See also below regarding, subsequent to December 31, 2023, the 2024 Extension Meeting.

Trust Account:

The funds in the Trust Account can only be invested in cash or U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940. On January 11, 2023, the Company liquidated the U.S. government treasury obligations or money market funds held in the Trust Account. Funds will remain in the Trust Account until the earlier of (i) the consummation of its initial Business Combination or (ii) the distribution of the Trust Account as described below. The remaining funds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisition targets, legal and accounting fees related to regulatory reporting obligations, payment for services of investment professionals and support services, continued listing fees and continuing general and administrative expenses.

The Company’s amended and restated memorandum and articles of association provided that, other than the withdrawal of interest to pay tax obligations, if any, less up to $100,000 of interest to pay dissolution expenses, none of the funds held in trust will be released until the earliest of (a) the completion of the initial Business Combination, (b) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum of association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination by the date by which the Company is required to consummate a business combination pursuant to the amended and restated memorandum and articles of association, July 14, 2024 if extended per below (previously January 14, 2023 and then January 14, 2024 as discussed below) (the “Termination Date”), or (ii) with respect to any other provision relating to shareholders’ rights or pre-Business Combination activity, and (c) the redemption of the public shares if the Company is unable to complete the initial Business Combination by the Termination Date, subject to applicable law, which includes the extended time that the Company has to consummate a Business Combination beyond the Termination Date as a result of a shareholder vote to amend the Company’s amended and restated articles of incorporation. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of the Company’s public shareholders.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

On January 11, 2023, the Company’s shareholders voted to extend the date by which the Company has to consummate a Business Combination from January 14, 2023 to April 23, 2023 (the “Articles Extension Date”) and to allow the Company, without another shareholder vote, to elect to extend the date to consummate a Business Combination on a monthly basis for up to nine times by an additional one month each time up until the Termination Date of January 14, 2024. Upon each of the nine one-month extensions, the Sponsor or one or more of its affiliates, members or third-party designees may contribute to the Company $150,000 as a loan to be deposited into the Trust Account. During the year ended on December 31, 2023 the board of directors of the Company approved (i) one-month extensions of the Termination Date in from April through December, resulting in a new Termination Date of September 14, 2024, and (ii) draws of an aggregate of $1,800,000 pursuant to the Extension Promissory Note - related party (as defined below) to fund the extensions.

Subsequent to December 31, 2023, on January 9, 2024, Global Partner Acquisition Corp II (“GPAC II” and “Company”) held the extraordinary general meeting of shareholders of the Company (the “2024 Extension Meeting”) to amend (the “Articles Amendment”), by way of special resolution, the Company’s amended and restated memorandum and articles of association (as amended, the “2024 Amended Articles”) to extend the date by which the Company has to consummate a business combination from January 14, 2024 to July 14, 2024 (the “Revised Termination Date”) for a total of an additional six months after January 14, 2024, unless the closing of a Business Combination shall have occurred prior thereto (collectively, the “2024 Extension Amendment Proposal”); to eliminate, by way of special resolution, from the Amended Articles the limitation that GPAC II may not redeem Class A ordinary shares, par value $.0001 per share (the “Class A Ordinary Shares” and “Public Shares”), to the extent that such redemption would result in GPAC II having net tangible assets of less than $5,000,001 (the “Redemption Limitation”) in order to allow the Company to redeem Public Shares irrespective of whether such redemption would exceed the Redemption Limitation (the “Redemption Limitation Amendment Proposal”); to provide, by way of special resolution, that Public Shares may be issued to Global Partner Sponsor II LLC (the “Sponsor”) by way of conversion of Class B ordinary shares, par value $.0001 per share (the “Class B Ordinary Shares” and together with Class A Ordinary Shares, the “Ordinary Shares”), into Public Shares, despite the restriction on issuance of additional Public Shares (the “Founder Conversion Amendment Proposal” and together with the Extension Amendment Proposal and Redemption Limitation Amendment Proposal, the “Proposals”); and, if required an adjournment proposal to adjourn, by way of ordinary resolution, the Extension Meeting to a later date or dates, if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Extension Meeting, there are insufficient Ordinary Shares at the Extension Meeting to approve the Proposals, or (ii) where the board of directors of the Company has determined it is otherwise necessary (the “Adjournment Proposal”). The shareholders of the Company approved the Proposals at the 2024 Extension Meeting and on January 11, 2024, the Company filed the Articles Amendment with the Registrar of Companies of the Cayman Islands.

Also subsequent to December 31, 2023 and in connection with the 2024 Extension Meeting to approve the Extension Amendment Proposal, the Company’s Sponsor entered into non-redemption agreements (the “Non-Redemption Agreements”) with several unaffiliated third parties, pursuant to which such third parties agreed not to redeem (or to validly rescind any redemption requests on) an aggregate of 1,503,254 Class A Ordinary Shares of the Company in connection with the Extension Amendment Proposal. In exchange for the foregoing commitments not to redeem such Class A Ordinary Shares of the Company, the Sponsor agreed to transfer or cause to be issued for no consideration an aggregate of 127,777 shares of the Company and simultaneous forfeiture of 127,777 shares of the Company in connection with the Company’s completion of its initial Business Combination.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

Business Combination:

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” is one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (excluding the deferred underwriting commission and taxes payable on interest earned on the Trust Account) at the time of signing a definitive agreement in connection with the Company’s initial Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek shareholder approval of the Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on funds held in the Trust Account and not previously released to pay income taxes, or (ii) provide shareholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to commencement of the tender offer, including interest earned on funds held in the Trust Account and not previously released to pay income taxes. The decision as to whether the Company will seek shareholder approval of the Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval unless a vote is required by the rules of the Nasdaq Capital Market (the “Nasdaq”). If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding Class A ordinary shares and Class B ordinary shares, par value $0.0001 per share (the “Class B ordinary shares”), voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001 upon consummation of a Business Combination. In such case, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with a Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on funds held in the Trust Account and not previously released to pay income taxes. As a result, such Class A ordinary shares are recorded at the redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”). The amount in the Trust Account is initially funded at $10.00 per public Class A ordinary share ($300,000,000 held in the Trust Account divided by 30,000,000 public shares), see however Note 3 regarding shareholder redemptions in January 2023.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

As further discussed above, the Company will have until the Revised Termination Date, that was proposed to and approved by the Company’s shareholders subsequent to December 31, 2023 in the form of an amendment to the Company’s amended and restated memorandum and articles of association (the “Revised Combination Period”). If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up and (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public Class A ordinary shares for a per share pro rata portion of the Trust Account, including interest earned on funds held in the Trust Account and not previously released to pay income taxes (less up to $100,000 of such net interest to pay dissolution expenses) and as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders have entered into letter agreements with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares; however, if the initial shareholders or any of the Company’s officers, directors or affiliates acquire Class A ordinary shares in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account with respect to the Class A ordinary shares so acquired upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the Revised Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the price per Unit (as defined below) in the Public Offering.

Mandatory Liquidation and Going Concern:

At December 31, 2023, the Company has approximately $22,000 in cash and approximately $7,836,000 in working capital deficit. The Company has incurred significant costs and expects to continue to incur additional costs in pursuit of its Business Combination. Further, if the Company cannot complete an initial Business Combination by July 14, 2024, it could be forced to wind up its operations and liquidate unless it receives an extension approval from its shareholders. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the consolidated financial statements are issued. In connection with its financial position and intention to complete a Business Combination, the Company has secured financing from its Sponsor. The Company’s plan to deal with these uncertainties is to use the financing from the Sponsor to complete a Business Combination prior to the Termination Date. There is no assurance for the Company that, (1) the financing from the Sponsor will be adequate and (2) plans to consummate a Business Combination will be successful or successful by July 14, 2024. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Stardust Power Inc And Subsidiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
DESCRIPTION OF THE COMPANY

NOTE 1 – DESCRIPTION OF THE COMPANY

Nature of Business

Stardust Power Inc., (“the Company”, “Stardust Power”) which was incorporated on March 16, 2023, is a development stage company engaged in setting-up vertically integrated battery grade lithium production, designed to foster energy independence in the United States. While the Company has not earned any revenue yet, the Company is in the process of developing a strategically central, vertically integrated lithium refinery capable of producing up to 50,000 tons per annum of battery-grade lithium.

Business combination

On November 21, 2023, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Global Partner Acquisition Corp II (“GPAC II”), a Cayman Islands exempted company, Strike Merger Sub I, Inc. (“First Merger Sub”), a Delaware corporation and direct wholly-owned subsidiary of GPAC II, Strike Merger Sub II (“Second Merger Sub”), LLC, a Delaware limited liability company and direct wholly-owned subsidiary of GPAC II.

On July 8, 2024, the Company completed the merger. GPAC II deregistered as a Cayman Islands exempted company and domesticated as a Delaware corporation. As per the Business Combination Agreement, First Merger Sub merged into the Company, with the Company being the surviving corporation. Following the First Merger, the Company merged into Second Merger Sub, with Second Merger Sub being the surviving entity. Upon the merger, GPAC II was renamed as Stardust Power Inc. (“the Combined Company”), with the ticker symbol “SDST”.

As per the Business Combination Agreement:

●	Each share of Stardust Power Common Stock issued and outstanding immediately prior to the first effective time converted into the right to receive the number of GPAC II common stock equal to the merger consideration divided by the number of shares of the Company fully-diluted stock.
●	Each outstanding Stardust Power Option, whether vested or unvested, automatically converted into an option to purchase a number of shares of GPAC II common stock equal to the number of shares of GPAC II Common Stock subject to such Stardust Power Option immediately prior to the first effective time multiplied by the per share consideration.
●	Each share of Stardust Power Restricted Stock outstanding immediately prior to the first effective time converted into a number of shares of GPAC II common stock equal to the number of shares of Stardust Power common stock subject to such Stardust Power restricted stock multiplied by the per share consideration.
●	Additionally, GPAC II will issue five million shares of GPAC II common stock to the holders of Stardust Power as additional merger consideration in the event that prior to the eighth (8th) anniversary of the closing of the Business Combination, the volume-weighted average price of GPAC II common stock is greater than or equal to $12.00 per share for a period of 20 trading days in any 30-trading day period or there is a change of control.
●	Immediately prior to the closing of the business combination, the SAFEs automatically converted into the 138,393 shares of common stock of Stardust Power.
●	Immediately prior to the closing of the business combination, the convertible notes automatically converted into 55,889 shares of common stock of the Stardust Power.
●	The Combined Company issued 1,077,541 shares of Combined Company Common Stock in exchange for $10,075,000 of cash in accordance with the terms of the Private Placement Agreement (PIPE) in connection with the Business Combination, of which $75,002 was received prior to June 30, 2024 and is presented as a deposit under other long term liability on the condensed consolidated balance sheet.

The Company’s basis of presentation within these unaudited condensed consolidated financial statements do not reflect any adjustments as a result of the Business Combination closing. The Business Combination will be accounted for as a reverse recapitalization. Under this method of accounting, GPAC II will be treated as the acquired company for financial statement reporting purposes.

Stardust Power Inc. and Subsidiary

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 1 — DESCRIPTION OF THE COMPANY

Nature of Business

Stardust Power Inc., (“the Company”, “Stardust Power”) which was incorporated on March 16, 2023, is a development stage company engaged in setting-up vertically integrated battery grade lithium production, designed to foster energy independence in the United States. While the Company has not earned any revenue yet, the Company is in the process of developing a strategically central, vertically integrated lithium refinery capable of producing up to 50,000 tons per annum of battery-grade lithium.

Proposed business combination

On November 21, 2023, the Company entered into a business combination agreement with Global Partner Acquisition Corp II (“GPAC II”), a Cayman Islands exempted company, Strike Merger Sub I, Inc. (First Merger Sub), a Delaware corporation and direct wholly-owned subsidiary of GPAC II, Strike Merger Sub II (Second Merger Sub), LLC, a Delaware limited liability company and direct wholly-owned subsidiary of GPAC II.

Prior to the consummation of the Mergers, GPAC II will deregister as a Cayman Islands exempted company and domesticate as Delaware corporation.

As per the business combination agreement, the First Merger Sub shall be merged into the Company, with the Company being the surviving corporation. Following the First Merger, the Company shall be merged into Second Merger Sub, with Second Merger Sub being the surviving entity.

As per the business combination agreement:

●	Each share of Stardust Power Common Stock issued and outstanding immediately prior to the first effective time shall be converted into the right to receive the number of GPAC II common stock equal to the merger consideration divided by the number of shares of the Company fully-diluted stock.

●	Each outstanding Stardust Power Option, whether vested or unvested, shall automatically convert into an option to purchase a number of shares of GPAC II common stock equal to the number of shares of GPAC II Common Stock subject to such Stardust Power Option immediately prior to the first effective time multiplied by the per share consideration.

●	Each share of Stardust Power Restricted Stock outstanding immediately prior to the first effective time shall convert into a number of shares of GPAC II common stock equal to the number of shares of Stardust Power common stock subject to such Stardust Power restricted stock multiplied by the per share consideration.

●	Additionally, GPAC II will issue five million shares of GPAC II common stock to the holders of Stardust Power as additional merger consideration in the event that prior to the eighth (8th) anniversary of the closing of the business combination, the volume-weighted average price of GPAC II common stock is greater than or equal to $12.00 per share for a period of 20 trading days in any 30-trading day period or there is a change of control.

●	Immediately prior to the closing of the business combination, the SAFEs will automatically convert into the number of shares of common stock of Stardust Power.

The business combination is expected to close in the first half of 2024, following the receipt of the required approval by GPAC II’s shareholders and the fulfillment or waiver of other customary closing conditions.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023